OTHER LONG-TERM DEBT (Schedule of Other Long-Term Debt) (Details) - Tower's loans (including current maturities) [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total long-term loans from banks - principal amount	$ 138,239	$ 166,376
Fair value adjustments
Deferred issuance costs	(1,077)	(1,344)
Total long-term loans from banks	137,162	165,032
Capital leases - see Note 15C	15,854
Current maturities	(52,661)	(31,869)
Fair value	100,355	133,163
U.S. Dollars [Member]
Debt Instrument [Line Items]
Total long-term loans from banks - principal amount	40,000	40,000
JPY [Member]
Debt Instrument [Line Items]
Total long-term loans from banks - principal amount	$ 98,239	$ 126,376